Short-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Short-term Debt [Abstract]
Summary of Available Limits Under Line of Credit Agreement
Available limits under this agreement for the remaining term are as follows:

Effective	Available Line-of-Credit
September 30, 2013	$5,000,000
November 23, 2013	7,000,000
January 25, 2014	5,000,000
March 1, 2014	1,000,000

Summary of Line of Credit
A summary of the line-of-credit follows:

	September 30
	2013	2012	2011
Line-of-credit at year-end	$5,000,000	$3,000,000	$3,000,000
Outstanding balance at year-end	—	—	—
Highest month-end balance outstanding	1,414,955	—	—
Average daily balance	80,593	—	—
Average rate of interest during year on outstanding balances	1.21%	—%	—%
Interest rate at year-end	1.18%	1.22%	1.24%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%